Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amend original filing
Entity Registrant Name	Bubblr Inc.
Entity Central Index Key	0001873722
Entity Tax Identification Number	86-2355916
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	21 West 46th Street
Entity Address, City or Town	New York, New York 10036
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	647
Local Phone Number	646 2263
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false